Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities

11. Commitments and contingent liabilities

As of December 31, 2017, the Company has outstanding license agreements for Ragnarok Online with GungHo Online Entertainment, Inc. (Note 22) and other 5 companies internationally. Under the contractual terms set forth in these agreements, the Company granted non-transferable and exclusive right to maintain and operate Ragnarok Online and receives royalties ranging from 20% to 40% of each licensee’s revenues.

In March 2016, Gravity and Shanghai The Dream Network Technology Co., Ltd. entered the agreement to grant an exclusive right to develop mobile games and web games in China based on the contents of Ragnarok Online and distribute such games for 5 years. Under the terms of this agreement, the Company has a right to collect royalties that exceed the minimum royalty guarantee.

The Company has signed game licensing agreements with a number of external game developers to secure exclusive rights to games developed by third parties. The license fees are capitalized within other intangible assets and minimum guarantees for royalties are included in other non-current assets. In relation to these licensing agreements, although not included in debt as of December 31, 2017 and 2016, the amounts of the Purchase obligations were Won 1,436 million and Won 950 million, respectively.

As of December 31, 2017, the Company has entered into lease agreements with its head office, its overseas branch, and its subsidiaries.

Future minimum lease payments as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In millions of Korean won)
Within a year	~~W~~	2,333	~~W~~	1,896	~~W~~	1,637
Over a year and within three years		358		1,972		—
Total	~~W~~	2,691	~~W~~	3,868	~~W~~	1,637

Operating lease expenses incurred under these operating lease for the years ended December 31, 2017 and 2016, are Won 2,205 million and Won 1,921 million, respectively.